Summary of Significant Accounting Policies - Consolidated Statement of Operations - Correction of Error (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense			$ (3,890)
Other income (expense)			697
Other income (expense), net	$ (12,872)	$ (1,483)	(3,193)	$ 85
Loss before provision for income taxes	(46,806)	(17,910)	(26,973)	(6,205)
Net loss	(46,811)	(17,915)	(26,979)	(6,210)
Net loss attributable to common stockholders	$ (51,281)	$ (20,298)	$ (30,183)	$ (9,540)
Basic and diluted net loss per share attributable to common stockholders	$ (5.94)	$ (10.37)	$ (14.59)	$ (6.73)
Weighted-average shares used to compute basic and diluted net loss per share	8,640,178	1,957,596	2,068,334	1,416,732
Originally Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense			$ (430)
Other income (expense)			950
Other income (expense), net			520
Loss before provision for income taxes			(23,260)
Net loss			(23,266)
Net loss attributable to common stockholders			$ (26,470)
Basic and diluted net loss per share attributable to common stockholders			$ (12.80)
Weighted-average shares used to compute basic and diluted net loss per share			2,068,334
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense			$ (3,460)
Other income (expense)			(253)
Other income (expense), net			(3,713)
Loss before provision for income taxes			(3,713)
Net loss			(3,713)
Net loss attributable to common stockholders			$ (3,713)
Basic and diluted net loss per share attributable to common stockholders			$ (1.79)